Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 26, 2012	Jun. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	CSB BANCORP INC /OH
Entity Central Index Key	0000880417
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 39.1
Entity Common Stock, Shares Outstanding		2,734,799

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents
Cash and due from banks	$ 12,519	$ 9,798
Interest-earning deposits in other banks	69,739	38,497
Federal funds sold	0	65
Total cash and cash equivalents	82,258	48,360
Securities
Available-for-sale, at fair value	123,026	75,204
Restricted stock, at cost	5,463	5,463
Total securities	128,489	80,667
Loans	324,182	315,647
Less allowance for loan losses	4,082	4,031
Net loans	320,100	311,616
Premises and equipment, net	8,513	7,878
Core deposit intangible	1,034	406
Goodwill	4,728	1,725
Bank-owned life insurance	3,068	2,961
Accrued interest receivable and other assets	3,043	3,443
TOTAL ASSETS	551,233	457,056
Deposits
Noninterest-bearing	85,890	69,151
Interest-bearing	357,663	284,340
Total deposits	443,553	353,491
Short-term borrowings	37,073	32,018
Other borrowings	19,161	22,909
Accrued interest payable and other liabilities	2,017	1,484
Total liabilities	501,804	409,902
SHAREHOLDERS' EQUITY
Common stock, $6.25 par value. Authorized 9,000,000 shares; issued 2,980,602 shares; outstanding 2,734,799 shares in 2011 and 2010	18,629	18,629
Additional paid-in capital	9,994	9,994
Retained earnings	24,391	22,673
Treasury stock at cost - 245,803 shares in 2011 and 2010	(5,015)	(5,015)
Accumulated other comprehensive income	1,430	873
Total shareholders' equity	49,429	47,154
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 551,233	$ 457,056

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common Stock, Par Value	$ 6.25	$ 6.25
Common Stock, Shares Authorized	9,000,000	9,000,000
Common Stock, Shares Issued	2,980,602	2,980,602
Common Stock, Shares Outstanding	2,734,799	2,734,799
Treasury Stock, At Shares	245,803	245,803

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 16,977	$ 17,311	$ 18,539
Taxable securities	2,538	2,648	3,216
Nontaxable securities	421	354	319
Other	82	77	31
Total interest and dividend income	20,018	20,390	22,105
INTEREST EXPENSE
Deposits	2,864	3,509	4,306
Short-term borrowings	139	201	271
Other borrowings	675	1,110	1,763
Total interest expense	3,678	4,820	6,340
NET INTEREST INCOME	16,340	15,570	15,765
PROVISION FOR LOAN LOSSES	950	1,235	1,337
Net interest income, after provision for loan losses	15,390	14,335	14,428
NONINTEREST INCOME
Service charges on deposit accounts	1,134	1,126	1,234
Trust services	677	655	547
Debit card interchange fees	631	507	393
Securities gain, net	237	148	152
Other-than-temporary impairment losses			(70)
Gain on sale of loans, net	219	242	463
Other income	610	597	524
Total noninterest income	3,508	3,275	3,243
NONINTEREST EXPENSES
Salaries and employee benefits	7,459	6,880	6,900
Occupancy expense	890	808	1,014
Equipment expense	524	497	539
Professional and director fees	713	631	641
Franchise tax expense	550	536	507
Marketing and public relations	320	322	350
Software expense	373	370	392
Debit card expense	253	232	199
Amortization of intangible assets	78	63	65
FDIC assessment expense	352	486	542
Branch acquisition expense	337
Other expenses	1,760	1,721	1,597
Total noninterest expenses	13,609	12,546	12,746
Income before income taxes	5,289	5,064	4,925
FEDERAL INCOME TAX PROVISION	1,602	1,568	1,534
NET INCOME	$ 3,687	$ 3,496	$ 3,391
NET INCOME PER SHARE
Basic	$ 1.35	$ 1.28	$ 1.24
Diluted	$ 1.35	$ 1.28	$ 1.24

Consolidated Statement of Shareholder's Equity (USD $) In Thousands, unless otherwise specified	Total	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	RETAINED EARNINGS	TREASURY STOCK	ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning balance at Dec. 31, 2008	$ 43,468	$ 18,629	$ 9,986	$ 19,724	$ (5,015)	$ 144
Comprehensive income:
Net income	3,391			3,391
Change in net unrealized gain (loss), net of reclassification adjustments and related income tax provision (benefit) of $476, $100 and $287 in 2009, 2010 and 2011 respectively	924					924
Total comprehensive income	4,315
Stock-based compensation expense	8		8
Cash dividends declared, $0.72 per share	(1,969)			(1,969)
Ending balance at Dec. 31, 2009	45,822	18,629	9,994	21,146	(5,015)	1,068
Comprehensive income:
Net income	3,496			3,496
Change in net unrealized gain (loss), net of reclassification adjustments and related income tax provision (benefit) of $476, $100 and $287 in 2009, 2010 and 2011 respectively	(195)					(195)
Total comprehensive income	3,301
Cash dividends declared, $0.72 per share	(1,969)			(1,969)
Ending balance at Dec. 31, 2010	47,154	18,629	9,994	22,673	(5,015)	873
Comprehensive income:
Net income	3,687			3,687
Change in net unrealized gain (loss), net of reclassification adjustments and related income tax provision (benefit) of $476, $100 and $287 in 2009, 2010 and 2011 respectively	557					557
Total comprehensive income	4,244
Cash dividends declared, $0.72 per share	(1,969)			(1,969)
Ending balance at Dec. 31, 2011	$ 49,429	$ 18,629	$ 9,994	$ 24,391	$ (5,015)	$ 1,430

Consolidated Statement of Shareholder's Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income taxes on change in unrealized gain	$ 287	$ 100	$ 476
Cash dividends declared per share	$ 0.72	$ 0.72	$ 0.72
RETAINED EARNINGS
Cash dividends declared per share	$ 0.72	$ 0.72	$ 0.72
ACCUMULATED OTHER COMPREHENSIVE INCOME
Income taxes on change in unrealized gain	$ 287	$ 100	$ 476

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 3,687	$ 3,496	$ 3,391
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises, equipment and software	662	645	758
Deferred income taxes	345	293	403
Provision for loan losses	950	1,235	1,337
Gain on sale of loans, net	(219)	(242)	(463)
Securities (gain) loss, net	(237)	(148)	(152)
Security amortization, net of accretion	226	121	105
Other-than-temporary impairment of investments			70
Secondary market loan sale proceeds	7,201	11,362	21,005
Originations of secondary market loans held-for-sale	(7,019)	(10,831)	(20,986)
Effects of changes in operating assets and liabilities:
Net deferred loan costs	35	62	78
Accrued interest receivable	(134)	100	70
Accrued interest payable	(31)	(109)	(96)
Prepaid FDIC assessment	345	437	(1,483)
Other assets and liabilities	(37)	(419)	(611)
Net cash provided by operating activities	5,774	6,002	3,426
Securities available-for-sale:
Proceeds from maturities and repayments	45,332	51,234	33,769
Proceeds from sale	3,244	3,359	1,305
Purchases	(95,542)	(54,909)	(32,197)
Purchase of restricted stock			(231)
Loan originations, net of repayments	(1,065)	(3,827)	1,864
Net cash from acquisition	60,872
Proceeds from sale of other real estate	883	476	83
Property, equipment and software acquisitions	(586)	(103)	(671)
Net cash provided by (used in) investing activities	13,138	(3,770)	3,922
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in deposits	15,648	24,084	24,246
Net change in short-term borrowings	5,055	3,254	5,872
Federal Home Loan Bank borrowings:
Proceeds			4,000
Repayments	(3,748)	(21,902)	(9,582)
Cash dividends paid	(1,969)	(1,969)	(1,969)
Net cash provided by financing activities	14,986	3,467	22,567
NET INCREASE IN CASH AND CASH EQUIVALENTS	33,898	5,699	29,915
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	48,360	42,661	12,746
CASH AND CASH EQUIVALENTS AT END OF YEAR	82,258	48,360	42,661
Cash paid during the year for:
Interest expense	3,769	5,206	7,055
Income taxes	1,525	1,310	920
Acquisition of noncash assets and liabilities:
Assets acquired	13,631
Liabilities assumed	74,503
Noncash investing activities:
Transfer of loans to other real estate owned	$ 814	$ 337	$ 195

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Summary of Significant Accounting Policies

CSB Bancorp, Inc. (the “Company” or “CSB”) was incorporated in 1991 in the State of Ohio, and is a registered bank holding company. The Company’s wholly-owned subsidiaries are The Commercial and Savings Bank of Millersburg, Ohio (the “Bank”) and CSB Investment Services, LLC. The Company, through its subsidiaries, operates in one industry segment: the commercial banking industry.

The Bank, an Ohio-chartered bank organized in 1879, provides financial services through its sixteen Banking Centers located in Holmes, Tuscarawas, Wayne and Stark Counties in Ohio and nearby communities. These communities are the source of substantially all deposit, loan and trust activities. The majority of the Bank’s income is derived from commercial and retail lending activities and investments in securities. Its primary deposit products are checking, savings, and term certificate accounts, and its primary lending products are residential mortgage, commercial mortgage, commercial and installment loans. Substantially, all loans are secured by specific items of collateral including business assets, consumer assets and real estate. Commercial loans are expected to be repaid from cash flow from business operations. Real estate loans are secured by both residential and commercial real estate.

Significant accounting policies followed by the Company are presented below:

USE OF ESTIMATES IN PREPARING FINANCIAL STATEMENTS

In preparing consolidated financial statements in conformity with U.S. generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the Consolidated Balance Sheets and reported amounts of revenues and expenses during each reporting period. Actual results could differ from those estimates. The most significant estimates susceptible to change in the near term relate to management’s determination of the allowance for loan losses and the fair value of financial instruments.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

The Bank has established a trust department and the assets held by the Bank in fiduciary or agency capacities for its customers are not included in the Consolidated Balance Sheets as such items are not assets of the Bank.

CASH AND CASH EQUIVALENTS

For purposes of the Consolidated Statements of Cash Flows, cash and cash equivalents include cash on hand, amounts due from banks and federal funds sold that mature overnight or within three days.

CASH RESERVE REQUIREMENTS

The Bank is required by the Federal Reserve to maintain reserves consisting of cash on hand and noninterest-earning balances on deposit with the Federal Reserve Bank. The required reserve balance at December 31, 2011 and 2010 was $400,000.

SECURITIES

Securities designated as available-for-sale are carried at fair value with unrealized gains and losses on such securities, net of applicable income taxes, recognized as other comprehensive income (loss).

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity based on the interest method. Such amortization and accretion is included in interest and dividends on securities.

Gains and losses on sales of securities are accounted for on a trade date basis, using the specific identification method, and are included in noninterest income. Securities are periodically reviewed for other-than-temporary impairment based upon a number of factors, including, but not limited to, the length of time and extent to which the market value has been less than cost, the financial condition of the underlying issuer, the receipt of principal and interest according to the contractual terms, the ability of the issuer to meet contractual obligations, the likelihood of the security’s ability to recover any decline in its market value and management’s intent and ability to hold the security for a period of time sufficient to allow for a recovery in market value. Among the factors that are considered in determining management’s intent and ability to hold the security is a review of the Company’s capital adequacy, interest rate risk position and liquidity. The assessment of a security’s ability to recover any decline in market value, the ability of the issuer to meet contractual obligations and management’s intent and ability to hold the security requires considerable judgment. A decline in value that is considered to be other-than-temporary is recorded as a loss within noninterest income in the Consolidated Statements of Income.

Investments in Federal Home Loan Bank of Cincinnati (“FHLB”) and Federal Reserve Bank stock are classified as restricted stock, carried at cost, and evaluated for impairment.

The Bank is required to maintain an investment in common stock of the FHLB and Federal Reserve Bank because the Bank is a member of the FHLB and the Federal Reserve System. We consider these stocks to be nonmarketable equity securities and carry them at cost.

While the Federal Home Loan Banks have been negatively impacted by the current economic conditions, the Federal Home Loan Bank of Cincinnati has reported profits for 2011 and 2010, remains in compliance with regulatory capital and liquidity requirements and continues to pay dividends on the stock and make redemptions at the par value. With consideration given to these factors, management concluded that the stock was not impaired at December 31, 2011 or 2010.

LOANS

Loans that management has the intent and ability to hold for the foreseeable future, or until maturity or payoff, generally are stated at their outstanding principal amount, adjusted for charge-offs, the allowance for loan losses and any deferred loan fees or costs on originated loans. Interest is accrued based upon the daily outstanding principal balance. Loan origination fees and certain direct origination costs are capitalized and recognized as an adjustment of the yield over the life of the related loan.

Interest income is not reported when full repayment is in doubt, typically when the loan is impaired or payments are past due over 90 days. All interest accrued but not collected for loans that are placed on nonaccrual or charged-off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

At origination, a determination is made whether a loan will be held in the Bank’s portfolio or is intended for sale in the secondary market. Mortgage loans held for sale are recorded at the lower of the aggregate cost or fair value. Generally these loans are held for sale for less than three days. The Bank includes gains and losses on sales of the loans held for sale when the sale is completed.

ALLOWANCE FOR LOAN LOSSES

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial, commercial real estate, and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures.

OTHER REAL ESTATE OWNED

Other real estate acquired through or in lieu of foreclosure is initially recorded at fair value, less estimated costs to sell, and any loan balance in excess of fair value is charged to the allowance for loan losses. Subsequent valuations are periodically performed and write-downs are included in other operating expense, as are gains or losses upon sale and expenses related to maintenance of the properties. Other real estate owned amounted to $10,000 and $36,300 at December 31, 2011 and 2010, respectively.

PREMISES AND EQUIPMENT

Premises and equipment is stated at cost less accumulated depreciation and amortization. Upon the sale or disposition of the assets, the difference between the depreciated cost and proceeds is charged or credited to income. Depreciation and amortization is determined based on the estimated useful lives of the individual assets (typically 20 to 40 years for buildings and 3 to 10 years for equipment) and is computed using both accelerated and straight-line methods.

GOODWILL AND CORE DEPOSIT INTANGIBLE ASSETS

Goodwill is not amortized, but is tested at least annually for impairment, in the fourth quarter or more frequently if indicators of impairment are present. The evaluation for impairment involves comparing the estimated current fair value of the reporting unit to its carrying value, including goodwill. If the estimated current fair value of a reporting unit exceeds its carrying value, no additional testing is required and an impairment loss is not recorded. CSB uses market capitalization and multiples of tangible book value methods to determine the estimated current fair value of its reporting unit. Based on this analysis no impairment was recorded in 2011 or 2010.

The core deposit intangible assets are assigned useful lives, which are amortized on an accelerated basis over their weighted average lives. The Company periodically reviews the intangible asset for impairment as events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

MORTGAGE SERVICING RIGHTS

Mortgage servicing rights (“MSRs”) represent the right to service loans for third party investors. MSRs are recognized as a separate asset upon the sale of mortgage loans to a third party investor with the servicing rights retained by CSB. Originated MSRs are recorded at allocated fair value at the time of the sale of the loans to the third party investor. MSRs are amortized in proportion to and over the estimated period of net servicing income. MSRs are carried at amortized cost, less a valuation allowance for impairment, if any. MSRs are evaluated on a discounted earnings basis to determine the present value of future earnings of the underlying serviced mortgages. All assumptions are reviewed annually or more frequently, if necessary, and adjusted to reflect current and anticipated market conditions.

BANK-OWNED LIFE INSURANCE

The cash surrender value of these policies is included as an asset on the Consolidated Balance Sheets and any increases in the cash surrender value are recorded as noninterest income on the Consolidated Statements of Income. In the event of the death of an insured individual under these policies, the Company would receive a death benefit, which would be recorded as noninterest income.

REPURCHASE AGREEMENTS

Substantially all securities sold under repurchase agreements represent amounts advanced by various customers. Securities owned by the Bank are pledged to cover those obligations, which are not deposits and are not covered by federal deposit insurance.

ADVERTISING COSTS

All advertising costs are expensed as incurred. Advertising expenses amounted to $175 thousand, $169 thousand, and $180 thousand for the years ended 2011, 2010 and 2009, respectively.

FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated tax return. Deferred income taxes are provided on temporary differences between financial statement and income tax reporting. Temporary differences are differences between the amounts of assets and liabilities reported for financial statement purposes and their tax bases. Deferred tax assets are recognized for temporary differences that will be deductible in future years’ tax returns and for operating loss and tax credit carryforwards. Deferred tax assets are reduced by a valuation allowance if it is deemed more likely than not that some or all of the deferred tax assets will not be realized. Deferred tax liabilities are recognized for temporary differences that will be taxable in future years’ tax returns.

The Bank, domiciled in Ohio, is not currently subject to state and local income taxes.

STOCK-BASED COMPENSATION

The Company sponsors a stock-based compensation plan, administered by a committee, under which incentive stock options may be granted periodically to certain employees. The Company recorded no stock-based compensation expense for 2011 and 2010, and $8 thousand for the year ended December 31, 2009. The total income tax benefit recognized in the accompanying Consolidated Statements of Income related to stock-based compensation was $2 thousand in 2009, with no tax benefit recognized in 2011 or 2010. Shares issued in connection with stock option exercises may be issued from available treasury shares or from market purchases.

The expense is computed using option pricing models, using the following weighted-average assumptions as of grant date.

	2011	2010	2009
Risk-free interest rate	N/A	N/A	2.5%
Dividend yield			4.8%
Volatility			18.4%
Expected option life			5.0 yrs.

As of December 31, 2011, there was no unrecognized compensation cost related to unvested share-based compensation awards granted. All shares are vested.

Options are granted to certain employees at prices equal to the market value of the stock on the grant date. The CSB Share Incentive Plan was adopted at the 2002 annual meeting of shareholders and authorized the issuance of 75,000 shares. The Plan was amended April 27, 2005 to authorize the issuance of 200,000 shares. The time period during which any option is exercisable under the Plan is determined by the committee but shall not continue beyond the expiration of ten years after the date the option is awarded.

The fair value of each option is amortized into compensation expense on a straight-line basis between the grant date for the option and each vesting date. CSB estimates the fair value of stock options on the date of the grant using the Black-Scholes option pricing model. The model requires the use of numerous assumptions, many of which are highly subjective in nature. There were no option grants for the years ended December 31, 2011 and 2010, and options to acquire 1,000 shares of CSB common stock were granted for the year ended December 31, 2009.

COMPREHENSIVE INCOME

The Company includes recognized revenue, expenses, gains and losses in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the Consolidated Balance Sheets. These items, along with net income, are components of comprehensive income.

TRANSFERS OF FINANCIAL ASSETS

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

PER SHARE DATA

Basic net income per share is computed based on the weighted average number of shares of common stock outstanding during each year. Diluted income per common share includes the dilutive effect of additional potential common shares issuable under stock options.

The weighted average number of common shares outstanding for basic and diluted earnings per share computations was as follows:

	2011	2010	2009
Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(245,803)	(245,803)	(245,803)

Total weighted average common shares outstanding (basic)	2,734,799	2,734,799	2,734,799
Dilutive effect of assumed exercise of stock options	39	—	—

Weighted average common shares outstanding (diluted)	2,734,838	2,734,799	2,734,799

Dividends per share are based on the number of shares outstanding at the declaration date.

There were 17,856 stock options to purchase common stock for $18.00 per share that were antidilutive at December 31, 2011. There were 39,945 stock options to purchase common stock for $15.00 to $18.00 per share that were antidilutive at December 31, 2010 and there were 40,195 stock options to purchase common stock for $15.00 to $18.00 per share that were antidilutive at December 31, 2009.

ACCOUNTING DEVELOPMENTS

In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. The amendments in this Update provide additional guidance or clarification to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The amendments in this Update are effective for the first interim or annual reporting period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning annual period of adoption. As a result of applying these amendments, an entity may identify receivables that are newly considered impaired. For purposes of measuring impairment of those receivables, an entity should apply the amendments prospectively for the first interim or annual period beginning on or after June 15, 2011. The Company has provided the necessary disclosures in Note 2.

In April 2011, the FASB issued ASU 2011-03, Transfers and Services (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. The main objective in developing this Update is to improve the accounting for repurchase agreements (repos) and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The amendments in this Update remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. The amendments in this Update apply to all entities, both public and nonpublic. The amendments affect all entities that enter into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity. The guidance in this Update is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. For nonpublic entities, the amendments are effective for annual periods beginning after December 15, 2011. Early application by public entities is not permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The amendments require that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The amendments in this Update should be applied retrospectively, and early adoption is permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other Topics (Topic 350), Testing Goodwill for Impairment. The objective of this update is to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The amendments in this Update apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements and are effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. This ASU is not expected to have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. In order to defer only those changes in Update 2011-05 that relate to the presentation of reclassification adjustments, the paragraphs in this Update supersede certain pending paragraphs in Update 2011-05. Entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before Update 2011-05. All other requirements in Update 2011-05 are not affected by this Update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. Nonpublic entities should begin applying these requirements for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. This ASU is not expected to have a significant impact on the Company’s financial statements.

RECLASSIFICATION OF COMPARATIVE AMOUNTS

Certain comparative amounts from the prior years have been reclassified to conform to current year classifications. Such classifications had no effect on net income or shareholders’ equity.

Notes to Consolidated Financial Statements

Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
SECURITIES

NOTE 1 – SECURITIES

Securities consist of the following at December 31, 2011 and 2010:

(Dollars in thousands)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
December 31, 2011
Available-for-sale:
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. government corporations and agencies	28,263	83	23	28,323
Mortgage-backed securities in government sponsored entities	74,834	1,562	64	76,332
Obligations of states and political subdivisions	14,148	732	—	14,880
Corporate bonds	3,445	6	121	3,330

Total debt securities	120,790	2,383	208	122,965
Equity securities in financial institutions	69	3	11	61

Total available-for-sale	120,859	2,386	219	123,026
Restricted stock	5,463	—	—	5,463

Total securities	$126,322	$2,386	$219	$128,489

December 31, 2010
Available-for-sale:
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. government corporations and agencies	20,009	8	306	19,711
Mortgage-backed securities in government sponsored entities	41,005	1,374	28	42,351
Obligations of states and political subdivisions	11,699	341	46	11,994
Corporate bonds	1,000	—	8	992

Total debt securities	73,813	1,723	388	75,148
Equity securities in financial institutions	69	3	16	56

Total available-for-sale	73,882	1,726	404	75,204
Restricted stock	5,463	—	—	5,463

Total securities	$79,345	$1,726	$404	$80,667

The amortized cost and fair value of securities at December 31, 2011, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)	AMORTIZED COST	FAIR VALUE
Available-for-sale:
Due in one year or less	$657	$657
Due after one through five years	10,977	11,257
Due after five through ten years	20,493	21,005
Due after ten years	88,663	90,046

Total debt securities available-for-sale	$120,790	$122,965

Securities with a carrying value of approximately $70.4 million and $63.3 million were pledged at December 31, 2011 and 2010, respectively, to secure public deposits, as well as other deposits and borrowings as required or permitted by law.

Restricted stock primarily consists of investments in FHLB and Federal Reserve Bank stock. The Bank’s investment in FHLB stock amounted to $5.0 million at December 31, 2011 and 2010. Federal Reserve Bank stock was $471 thousand at December 31, 2011 and 2010.

The following table shows the proceeds from sales of available-for-sale securities and the gross realized gains and losses on the sales of those securities that have been included in earnings as a result of the sales. Gains or losses on the sales of available-for-sale securities are recognized upon sale and are determined by the specific identification method.

	FOR THE YEARS ENDED DECEMBER 31
(Dollars in thousands)	2011	2010	2009
Proceeds	$3,244	$3,359	$1,305
Realized gains	$237	$148	$153
Realized losses	—	—	1
Impairment losses	—	—	70

Net securities gains	$237	$148	$82

The income tax provision applicable to realized gains amounted to $81 thousand in 2011, $50 thousand in 2010 and $52 thousand in 2009. The income tax benefit applicable to realized losses and impairment losses amounted to $24 thousand in 2009. There were no tax benefits recognized from gross realized losses in 2011 and 2010.

The following table presents gross unrealized losses and fair value of securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010:

	SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION
	LESS THAN 12 MONTHS		12 MONTHS OR MORE		TOTAL
(Dollars in thousands)	GROSS UNREALIZED LOSSES	FAIR VALUE	GROSS UNREALIZED LOSSES	FAIR VALUE	GROSS UNREALIZED LOSSES	FAIR VALUE
2011
Obligations of U.S. corporations and agencies	$23	$6,974	$—	$—	$23	$6,974
Mortgage-backed securities in government sponsored entities	63	16,794	1	192	64	16,986
Corporate bonds	49	2,397	72	428	121	2,825

Total debt securities	135	26,165	73	620	208	26,785
Equity securities in financial institutions	—	—	11	43	11	43

Total temporarily impaired securities	$135	$26,165	$84	$663	$219	$26,828

2010
Obligations of U.S. corporations and agencies	$306	$12,686	$—	$—	$306	$12,686
Mortgage-backed securities in government sponsored entities	14	4,032	14	493	28	4,525
Obligations of state and political subdivisions	46	2,561	—	—	46	2,561
Corporate bonds	8	492	—	—	8	492

Total debt securities	374	19,771	14	493	388	20,264
Equity securities in financial institutions	—	—	16	38	16	38

Total temporarily impaired securities	$374	$19,771	$30	$531	$404	$20,302

There were seventeen (17) securities in an unrealized loss position at December 31, 2011, two (2) of which were in a continuous loss position for twelve months or more. At least quarterly, the Company conducts a comprehensive security-level impairment assessment. The assessments are based on the nature of the securities, the extent and duration of the securities, the extent and duration of the loss, management’s intent to sell or if it is more likely than not that management will be required to sell a security before recovery of its amortized cost basis, which may be maturity. Management believes the Company will fully recover the cost of these securities and it does not intend to sell these securities and likely will not be required to sell them before the anticipated recovery of the remaining amortized cost basis, which may be maturity. As a result, management concluded that these securities were not other-than-temporarily impaired at December 31, 2011 and has recognized the total amount of the impairment in accumulated other comprehensive income, net of tax.

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
LOANS

NOTE 2 – LOANS

Loans consist of the following at December 31:

(Dollars in thousands)	2011	2010
Commercial	$89,828	$78,540
Commercial real estate	106,332	104,829
Residential real estate	103,518	108,832
Construction and land development	18,061	16,515
Consumer	6,216	6,715

Total loans before deferred costs	323,955	315,431
Deferred loan costs	227	216

Total Loans	$324,182	$315,647

Loan Origination/Risk Management

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews and approves these policies and procedures on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and nonperforming and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

Commercial loans are underwritten after evaluating and understanding the borrower’s ability to operate profitably and prudently expand its business. Underwriting standards are designed to promote relationship banking rather than transactional banking. The Company’s management examines current and occasionally projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and may incorporate a personal guarantee; however, some short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial loans, in addition to those of real estate loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Company’s commercial real estate portfolio are diverse in terms of type. This diversity helps reduce the Company’s exposure to adverse economic events that affect any single industry. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. In addition, management tracks the level of owner-occupied commercial real estate loans versus nonowner occupied loans. At December 31, 2011 and 2010, approximately 89% and 87%, respectively, of the outstanding principal balance of the Company’s commercial real estate loans were secured by owner-occupied properties.

With respect to loans to developers and builders that are secured by nonowner occupied properties, the Company generally requires the borrower to have had an existing relationship with the Company and have a proven record of success. Construction and land development loans are underwritten using independent appraisal reviews, sensitivity analysis of absorption and lease rates and financial analysis of the developers and property owners. Construction and land development loans are generally based upon estimates of costs and value associated with the completed project. These estimates may be inaccurate. Construction and land development loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the ultimate project. Sources or repayment for these types of loans may be precommitted permanent loans from approved long-term lenders, sales of developed property or an interim loan commitment from the Company until permanent financing is obtained. These loans are closely monitored by on-site inspections and are considered to have higher risks than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions and the availability of long-term financing.

The Company originates consumer loans using a judgmental underwriting process. To monitor and manage consumer loan risk, policies and procedures are developed and modified, as needed, jointly by line and staff personnel. This activity, coupled with relatively small loan amounts that are spread across many individual borrowers, minimizes risk.

The Company maintains an independent loan review department that reviews and validates the credit risk program on a periodic basis. Results of these reviews are presented to management. The loan review process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Company’s policies and procedures.

Concentrations of Credit

Nearly all of the Company’s lending activity occurs within the State of Ohio, including the four counties of Holmes, Stark, Tuscarawas and Wayne, as well as other markets. The majority of the Company’s loan portfolio consists of commercial and industrial and commercial real estate loans. As of December 31, 2011 and 2010, there were no concentrations of loans related to any single industry.

Allowance for Loan Loss

The following table represents a summary of the activity in the allowance for loan losses for the years ended December 31:

(Dollars in thousands)	2011	2010	2009
Beginning balance	$4,031	$4,060	$3,394
Provision for loan losses	950	1,235	1,337
Loans charged-off	(1,014)	(1,389)	(885)
Recoveries	115	125	214

Ending balance	$4,082	$4,031	$4,060

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2011 and 2010. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

(Dollars in thousands)	COMMERCIAL	COMMERCIAL REAL ESTATE	RESIDENTIAL REAL ESTATE	CONSUMER	CONSTRUCTION AND LAND DEVELOPMENT	UNALLOCATED	TOTAL
December 31, 2011:
Beginning balance, January 1	$1,179	$1,183	$1,057	$80	$213	$319	$4,031
Provision for loan losses	294	558	115	61	8	(86)	950
Charge-offs	(487)	(68)	(297)	(121)	(41)	—	(1,014)
Recoveries	38	—	19	58	—	—	115

Net charge-offs	(449)	(68)	(278)	(63)	(41)	—	(899)

Ending balance	$1,024	$1,673	$894	$78	$180	$233	$4,082

December 31, 2010:
Beginning balance, January 1	$1,031	$1,338	$1,140	$77	$246	$228	$4,060
Provision for loan losses	534	32	405	63	110	91	1,235
Charge-offs	(479)	(187)	(488)	(92)	(143)	—	(1,389)
Recoveries	93	—	—	32	—	—	125

Net charge-offs	(386)	(187)	(488)	(60)	(143)	—	(1,264)

Ending balance	$1,179	$1,183	$1,057	$80	$213	$319	$4,031

The following table presents the balance in the allowance for loan losses and the ending loan balances by portfolio segment and based on impairment method as of December 31:

(Dollars in thousands)	COMMERCIAL	COMMERCIAL REAL ESTATE	RESIDENTIAL REAL ESTATE	CONSTRUCTION AND LAND DEVELOPMENT	CONSUMER	UNALLOCATED	TOTAL
2011
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$165	$304	$53	$—	$—	$—	$522
Collectively evaluated for impairment	859	1,369	841	180	78	233	3,560

Total ending allowance balance	$1,024	$1,673	$894	$180	$78	$233	$4,082

Loans:
Loans individually evaluated for impairment	$4,605	$2,476	$182	$—	$—		$7,263
Loans collectively evaluated for impairment	85,223	103,856	103,336	18,061	6,261		316,692

Total ending loans balance	$89,828	$106,332	$103,518	$18,061	$6,261		$323,955

2010
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$106	$132	$—	$—	$—	$—	$238
Collectively evaluated for impairment	1,073	1,051	1,057	121	80	319	3,701
Acquired with deteriorated credit quality	—	—	—	92	—	—	92

Total ending allowance balance	$1,179	$1,183	$1,057	$213	$80	$319	$4,031

Loans:
Loans individually evaluated for impairment	$622	$886	$298	$—	$—		$1,806
Loans collectively evaluated for impairment	77,919	103,943	108,533	16,075	6,715		313,185
Loans acquired with deteriorated credit quality	—	—	—	440	—		440

Total ending loans balance	$78,541	$104,829	$108,831	$16,515	$6,715		$315,431

The following table presents loans individually evaluated for impairment by class of loans as of December 31:

(Dollars in thousands)	UNPAID PRINCIPAL BALANCE	RECORDED INVESTMENT WITH NO ALLOWANCE	RECORDED INVESTMENT WITH ALLOWANCE	TOTAL RECORDED INVESTMENT	RELATED ALLOWANCE	AVERAGE RECORDED INVESTMENT
2011
Commercial	$4,605	$—	$4,605	$4,605	$165	$2,890
Commercial real estate	2,621	—	2,476	2,476	304	2,924
Residential real estate	182	—	182	182	53	103

Total impaired loans	$7,408	$—	$7,263	$7,263	$522	$5,917

2010
Commercial	$644	$51	$571	$622	$106	$571
Commercial real estate	1,047	109	777	886	132	1,631
Residential real estate	590	298	—	298	—	97
Construction & land development	683	—	440	440	92	483

Total impaired loans	$2,964	$458	$1,788	$2,246	$330	$2,782

The following table presents the aging of past due and nonaccrual loans by class of loans as of December 31:

(Dollars in thousands)	CURRENT	30-59 DAYS PAST DUE	60-89 DAYS PAST DUE	90 DAYS + PAST DUE	NONACCRUAL	TOTAL PAST DUE AND NONACCRUAL	TOTAL LOANS
2011
Commercial	$89,365	$272	$28	$150	$13	$463	$89,828
Commercial real estate	103,828	587	250	141	1,526	2,504	106,332
Residential real estate	100,297	1,443	303	282	1,193	3,221	103,518
Consumer	5,985	194	29	8	—	231	6,216
Construction & land development	17,885	—	—	—	176	176	18,061

Total loans	$317,360	$2,496	$610	$581	$2,908	$6,595	$323,955

2010
Commercial	$78,235	$63	$160	$58	$24	$305	$78,540
Commercial real estate	100,914	2,156	114	26	1,619	3,915	104,829
Residential real estate	105,593	574	253	601	1,811	3,239	108,832
Consumer	6,580	69	66	—	—	135	6,715
Construction & land development	16,061	3	—	—	451	454	16,515

Total loans	$307,383	$2,865	$593	$685	$3,905	$8,048	$315,431

Troubled Debt Restructurings

The Company had troubled debt restructurings of $8.5 million as of December 31, 2011, with $516 thousand of specific reserves allocated to customers whose loan terms have been modified in troubled debt restructurings. As of December 31, 2010, the Company had troubled debt restructurings of $4.1 million, with $22 thousand of specific reserves allocated.

Loan modifications that are considered troubled debt restructurings completed during the year ended December 31, 2011 were as follows:

(Dollars in thousands)	NUMBER OF LOANS RESTRUCTURED	PREMODIFICATION RECORDED INVESTMENT	POSTMODIFICATION RECORDED INVESTMENT
Commercial	2	$4,440	$4,440
Commercial real estate	2	372	372
Residential real estate	5	286	286

Total restructured loans	9	$5,098	$5,098

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors. The Company analyzes commercial loans individually by classifying the loans as to credit risk. This analysis includes commercial loans with an outstanding balance greater than $275 thousand. This analysis is performed on an annual basis. The Company uses the following definitions for risk ratings:

Pass. Loans classified as pass (Acceptable, Low Acceptable or Pass Watch) may exhibit a wide array of characteristics but at a minimum represent an acceptable risk to the Bank. Borrowers in this rating may have leveraged but acceptable balance sheet positions, satisfactory asset quality, stable to favorable sales and earnings trends, acceptable liquidity and adequate cash flow. Loans are considered fully collectible and require an average amount of administration. While generally adhering to credit policy, these loans may exhibit occasional exceptions that do not result in undue risk to the Bank. Borrowers are generally capable of absorbing setbacks, financial and otherwise, without the threat of failure.

Special Mention. Loans classified as special mention have a material weakness that deserves management’s close attention. If left uncorrected, these weaknesses may result in deterioration of the repayment prospects for the loan or of the Bank’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. Loans listed as not rated are either less than $275 thousand or are included in groups of homogeneous loans. Based on the most recent analysis performed, the risk category of loans by class is as follows at December 31:

(Dollars in thousands)	PASS	SPECIAL MENTION	SUBSTANDARD	DOUBTFUL	NOT RATED	TOTAL
2011
Commercial	$76,216	$5,147	$7,710	$—	$755	$89,828
Commercial real estate	84,846	10,385	8,686	—	2,415	106,332
Residential real estate	1,151	—	61	—	102,306	103,518
Consumer	—	—	—	—	6,216	6,216
Construction & land development	12,695	4,340	168	—	858	18,061

Total	$174,908	$19,872	$16,625	$—	$112,550	$323,955

2010
Commercial	$65,371	$3,843	$9,252	$—	$74	$78,540
Commercial real estate	78,191	9,982	8,188	—	8,468	104,829
Residential real estate	1,153	—	365	—	107,314	108,832
Consumer	—	—	2	—	6,713	6,715
Construction & land development	11,626	2,905	591	—	1,393	16,515

Total	$156,341	$16,730	$18,398	$—	$123,962	$315,431

Nonperforming loans include loans past due 90 days and greater and loans on nonaccrual of interest status. The following table presents loans that are not rated, by class of loans as of December 31:

(Dollars in thousands)	PERFORMING	NONPERFORMING	TOTAL
December 31, 2011
Commercial	$755	$—	$755
Commercial real estate	2,415	—	2,415
Residential real estate	100,892	1,414	102,306
Consumer	6,208	8	6,216
Construction & land development	850	8	858

Total	$111,120	$1,430	$112,550

December 31, 2010
Commercial	$74	$—	$74
Commercial real estate	8,468	—	8,468
Residential real estate	105,201	2,113	107,314
Consumer	6,713	—	6,713
Construction & land development	1,383	10	1,393

Total	$121,839	$2,123	$123,962

Loans serviced for others approximated $49.9 million and $45.1 million at December 31, 2011 and 2010, respectively.

Mortgage Servicing Rights

For the years ended December 31, 2011 and 2010, the Company had outstanding mortgage servicing rights (“MSRs”) of $167 thousand and $155 thousand, respectively. No valuation allowance was recorded at December 31, 2011 or 2010 as the fair value of the MSRs exceeded their carrying value. On December 31, 2011, the Company had $44.3 million residential mortgage loans with servicing retained as compared to $43.2 million with servicing retained at December 31, 2010.

Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition [Abstract]
ACQUISITION

NOTE 3 – ACQUISITION

Premier Bank & Trust Branches

Effective as of the close of business on October 14, 2011, the Bank completed the branch purchase and assumption of liabilities of two branches of Premier Bank & Trust, National Association (“Premier”) located in Wooster, Ohio. The Bank paid a 5% premium on all deposit accounts. As a result of this purchase, the two full-service banking offices of Premier, located at 305 West Liberty Street and 3562 Commerce Parkway in Wooster, Ohio, became full-service banking offices of the Bank.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of the acquisition:

(Dollars in thousands)
Cash	$60,872
Loans, net	9,219
Premises, leasehold and equipment	672
Goodwill	3,003
Core deposit intangible	706
Other assets	31

Total assets acquired	$74,503

Deposits	74,475
Other liabilities	28

Total liabilities assumed	$74,503

The assets acquired and liabilities assumed from Premier were recorded at fair value on the date of acquisition, and costs related to the acquisition, primarily professional fees, were expensed as incurred. All loans acquired from Premier were performing as of the acquisition date. During the year ended December 31, 2011, $337 thousand in merger and acquisition integration expenses was incurred related to the Branch Acquisition.

The core deposit intangible asset is being amortized over its estimated useful life of approximately ten years, using an accelerated method. The goodwill, which is not amortized for book purposes, will be amortized over 15 years for tax purposes, using the straight line method.

The fair value for loans acquired from Premier was estimated using projected monthly cash flows discounted to present value using a market rate for similar loans. There was no carry-over of Premier’s allowance for credit losses associated with the loans we acquired as the loans were initially recorded at fair value.

The fair value for savings and transaction deposit accounts acquired from Premier was assumed to approximate the carrying value as these accounts have no stated maturity and are payable on demand. Certificates of deposit were valued by comparing the contractual cost of the portfolio to an identical portfolio bearing current market rates. The projected cash flows from maturing certificates were calculated based on contractual rates. The fair value of the certificates of deposit was calculated by discounting their contractual cash flows at a market rate for a certificate of deposit with a corresponding maturity.

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 4 – PREMISES AND EQUIPMENT

Premises and equipment consist of the following at December 31:

(Dollars in thousands)	2011	2010
Land and improvements	$1,489	$1,418
Buildings and improvements	9,422	9,606
Furniture and equipment	6,272	6,255
Leasehold improvements	260	172

	17,443	17,451
Accumulated depreciation	8,930	9,573

Premises and equipment, net	$8,513	$7,878

The Bank leases certain office locations. Total rental expense under these leases approximated $187 thousand, $142 thousand, and $160 thousand in 2011, 2010 and 2009, respectively. Depreciation expense amounted to $530 thousand, $527 thousand and $630 thousand for the years ended December 31, 2011, 2010, and 2009, respectively.

Future minimum lease payments at December 31, 2011 were as follows:

(Dollars in thousands)
2012	$291
2013	267
2014	267
2015	268
2016	153
2017	13

Total	$1,259

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 5 – GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill totaled $4.7 and $1.7 million at December 31, 2011 and 2010. In 2011, the increase in goodwill relates to the Branch Acquisition (see Note 3 above) resulting from the premium paid and purchase accounting adjustments. The following table shows a rollforward of goodwill:

(Dollars in thousands)
Balance at January 1, 2010	$1,725

Balance at December 31, 2010	$1,725
Acquisition	3,003

Balance at December 31, 2011	$4,728

Core Deposit Intangible

During 2011, the Bank recorded a core deposit intangible totaling $706 thousand with the Branch Acquisition. The core deposit intangible asset will be amortized over an estimated life of ten years. Amortization expense related to the core deposit intangible asset totaled $78 thousand, $63 thousand and $65 thousand in 2011, 2010 and 2009, respectively. The following table shows the core deposit intangible and the related accumulated amortization:

	December 31,
(Dollars in thousands)	2011	2010
Gross carrying amount	$1,251	$545
Accumulated amortization	(217)	(139)

Net carrying amount	$1,034	$406

The estimated aggregate future amortization expense for the core deposit asset remaining as of December 31, 2011 is as follows:

(Dollars in thousands)	CORE DEPOSIT AMORTIZATION
2012	$140
2013	135
2014	130
2015	125
2016	121
Thereafter	383

$1,034

Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2011
Interest-Bearing Deposits and Regulatory Matters [Abstract]
INTEREST-BEARING DEPOSITS

NOTE 6 – INTEREST-BEARING DEPOSITS

Interest-bearing deposits at December 31 are as follows:

(Dollars in thousands)	2011	2010
Demand	$61,830	$55,340
Savings	123,304	77,998
Time deposits:
In excess of $100,000	60,090	51,288
Other	112,439	99,714

Total interest-bearing deposits	$357,663	$284,340

At December 31, 2011, stated maturities of time deposits were as follows:

(Dollars in thousands)
2012	$89,007
2013	50,395
2014	17,506
2015	6,964
2016	8,657

Total	$172,529

Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings [Abstract]
BORROWINGS

NOTE 7 – BORROWINGS

Short-term Borrowings

Short-term borrowings include overnight repurchase agreements, federal funds purchased and short-term advances through the FHLB. The outstanding balances and related information for short-term borrowings are summarized as follows:

(Dollars in thousands)	2011	2010
Balance at year-end	$37,073	$32,018
Average balance outstanding	32,577	29,700
Maximum month-end balance	37,073	33,629
Weighted-average rate at year-end	0.25%	0.55%
Weighted-average rate during the year	0.43	0.68

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expenses divided by the related average balances.

Other Borrowings

The following table sets forth information concerning other borrowings:

(Dollars in thousands)	MATURITY RANGE		WEIGHTED AVERAGE INTEREST RATE	STATED INTEREST RATE RANGE		AT DECEMBER 31,
DESCRIPTION	FROM	TO		FROM	TO	2011	2010
Fixed rate	3/14/2012	12/21/2017	3.21%	1.82%	3.73%	$18,000	$21,000
Fixed rate amortizing	1/1/2012	3/1/2017	5.50	3.40	7.15	1,161	1,909

						$19,161	$22,909

Maturities of other borrowings at December 31, 2011, are summarized as follows:

YEAR ENDING DECEMBER 31,	AMOUNT	WEIGHTED- AVERAGE RATE
2012	$6,490	2.55%
2013	213	6.06
2014	190	6.03
2015	169	6.01
2016	96	5.84
2017 and beyond	12,003	3.62

	$19,161	3.34%

Monthly principal and interest payments are due on the fixed rate amortizing borrowings; additionally a 10% principal curtailment is due on the borrowing’s anniversary date. FHLB borrowings are secured by a blanket collateral agreement. At December 31, 2011 the Company has the capacity to borrow an additional $30.8 million from the FHLB.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

NOTE 8 – INCOME TAXES

The provision for income taxes consists of the following for the years ended December 31:

(Dollars in thousands)	2011	2010	2009
Current	$1,257	$1,275	$1,131
Deferred	345	293	403

Total income tax provision	$1,602	$1,568	$1,534

The income tax provision attributable to income from operations differs from the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

(Dollars in thousands)	2011	2010	2009
Expected provision using statutory federal income tax rate	$1,798	$1,722	$1,674
Tax-exempt income on state and municipal securities and political subdivision loans	(169)	(149)	(138)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	8	9	8
Other	(35)	(14)	(10)

Total income tax provision	$1,602	$1,568	$1,534

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are as follows:

(Dollars in thousands)	2011	2010
Allowance for loan losses	$1,195	$1,244
Net operating loss carryforward	727	855
Capital loss carryforward	35	35
Other	147	81

	2,104	2,215

Valuation allowance on deferred tax assets	(35)	(35)

Deferred tax assets	2,069	2,180

Premises and equipment	(389)	(144)
Federal Home Loan Bank stock dividends	(736)	(736)
Deferred loan fees	(121)	(90)
Unrealized gain on securities available for sale	(736)	(449)
Prepaid expenses	(83)	(110)
Other	(206)	(221)

Deferred tax liabilities	(2,271)	(1,750)

Net deferred tax (liability) asset	$(202)	$430

The Company has a net operating loss tax carryforward of approximately $2.1 million, as of December 31, 2011. The net operating loss carryforward can be used to offset future taxable income and will begin to expire in tax year 2026.

The Company believes it is more likely than not that the benefit of deferred tax assets will be realized with the possible exception of the capital loss carryforward due to expire in 2014. A valuation allowance for the capital loss carryforward is reflected at December 31, 2011 and 2010. No additional valuation allowance is deemed necessary in view of certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company’s earnings potential.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. CSB recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statement of Income. With few exceptions, CSB is no longer subject to U.S. federal, state, or local income tax examinations by tax authorities for years before 2008.

Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits [Abstract]
EMPLOYEE BENEFITS

NOTE 9 – EMPLOYEE BENEFITS

The Company sponsors a contributory 401(k) profit-sharing plan covering substantially all employees who meet certain age and service requirements. The Plan permits investment in the Company’s common stock subject to various limitations and provides for discretionary profit sharing and matching contributions. The discretionary profit sharing contribution is determined annually by the Board of Directors and amounted to 2.5% of each eligible participant’s compensation for 2011, 2010 and 2009, respectively. The Plan also provides for a 50% Company match of participant contributions up to a maximum of 2% of each participant’s annual compensation. Expense under the Plan amounted to approximately $242 thousand, $199 thousand and $230 thousand for 2011, 2010 and 2009, respectively.

The Company maintains a stock option plan. No stock options were granted in 2011 or 2010. During 2009, the Board of Directors extended options to purchase 1,000 shares originally expiring in 2009 through August 2014 at an exercise price of $15.00.

The following summarizes stock options activity for the years ended December 31:

	2011		2010		2009
	SHARES	WEIGHTED AVERAGE EXERCISE PRICE	SHARES	WEIGHTED AVERAGE EXERCISE PRICE	SHARES	WEIGHTED AVERAGE EXERCISE PRICE
Outstanding at beginning of year	39,945	$17.48	40,195	$17.47	40,720	$17.55
Granted	—	—	—	—	1,000	15.00
Exercised	—	—	—	—	—	—
Forfeited	(13,229)	(17.81)	(250)	(16.05)	(1,525)	(17.98)

Outstanding at end of year	26,716	$17.32	39,945	$17.48	40,195	$17.47

Options exercisable at year-end	26,716	$17.32	39,945	$17.48	40,195	$17.47

Weighted-average fair value of options granted during year		N/A		N/A		$1.40

Options outstanding at December 31, 2011 were as follows:

	OUTSTANDING		EXERCISABLE
RANGE OF EXERCISABLE PRICES	NUMBER	WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE (YEARS)	NUMBER	WEIGHTED AVERAGE EXERCISE PRICE
$15.00	1,000	2.57	1,000	$15.00
16.05	6,860	0.99	6,860	16.05
16.10	1,000	0.17	1,000	16.10
18.00	17,856	4.19	17,856	18.00

Outstanding at year-end	26,716	3.16	26,716	$17.32

The total intrinsic value of outstanding in-the-money stock options and outstanding in-the-money exercisable stock options was $7,200 and $570 at December 31, 2011 and 2010, respectively. There were no stock options exercised in 2011, 2010, or 2009. There were no options vested in 2011 or 2010. The total fair value of stock options vested was $8,900 in 2009.

Financial Instruments With Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off-Balance Sheet Risk and Contingent Liabilities [Abstract]
FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

NOTE 10 – FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Bank is party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments are primarily loan commitments to extend credit and letters of credit. These instruments involve, to varying degrees, elements of credit risk in excess of the amounts recognized in the consolidated balance sheets. The contract amount of these instruments reflects the extent of involvement the Bank has in these financial instruments. The Bank’s exposure to credit loss in the event of the nonperformance by the other party to the financial instruments for loan commitments to extend credit and letters of credit is represented by the contractual amounts of these instruments. The Bank uses the same credit policies in making loan commitments as it does for on-balance sheet loans.

The following financial instruments whose contract amount represents credit risk were outstanding at December 31:

(Dollars in thousands)	2011	2010
Commitments to extend credit	$90,845	$74,715

Letters of credit	$875	$1,302

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future cash requirements. The Company evaluates each customer’s credit worthiness on a case-by-case basis. The amount of collateral, obtained if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the customer. Collateral held varies but may include accounts receivable; recognized inventory; property, plant and equipment; and income-producing commercial properties.

Letters of credit are written conditional commitments issued by the Company to guarantee the performance of a customer to a third party and are reviewed for renewal at expiration. All letters of credit outstanding at December 31, 2011 are due on demand or expire in 2012. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers. The Company requires collateral supporting these commitments when deemed appropriate.

Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 11 – RELATED-PARTY TRANSACTIONS

In the ordinary course of business, loans are granted by the Company to executive officers, directors and their related business interests consistent with Federal Reserve Regulation O. The following is an analysis of activity of related-party loans for the year ended December 31, 2011:

(Dollars in thousands)
Balance at beginning of year	$4,316
New loans and advances	393
Repayments, including loans sold	(1,058)

Balance at end of year	$3,651

Deposits from executive officers, directors and their related business interests at both December 31, 2011 and 2010 were approximately $10.2 million and $10.2 million.

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Interest-Bearing Deposits and Regulatory Matters [Abstract]
REGULATORY MATTERS

NOTE 12 – REGULATORY MATTERS

The Company (on a consolidated basis) and Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s and Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Bank must meet specific capital guidelines that involve quantitative measures of the assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Bank to maintain minimum amounts and ratios (set forth in the following table) of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital to average assets (as defined). Management believes, as of December 31, 2011 and 2010, that the Company and Bank met or exceeded all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from federal and state banking agencies categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized” an institution must maintain minimum total risk-based Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following tables. There are no known conditions or events since that notification that Management believes have changed the Bank’s category.

The actual capital amounts and ratios of the Company and Bank as of December 31 are presented in the following tables:

	ACTUAL		MINIMUM REQUIRED FOR CAPITAL ADEQUACY PURPOSES		MINIMUM REQUIRED TO BE WELL CAPITALIZED UNDER PROMPT CORRECTIVE ACTION
(Dollars in thousands)	AMOUNT	RATIO	AMOUNT	RATIO	AMOUNT	RATIO
As of December 31, 2011
Total capital (to risk-weighted assets)
Consolidated	$46,300	14.2%	$26,133	8.0%	$32,667	10.0%
Bank	45,517	13.9	26,114	8.0	32,643	10.0
Tier I capital (to risk-weighted assets)
Consolidated	42,220	12.9	13,067	4.0	19,600	6.0
Bank	41,437	12.7	13,057	4.0	19,586	6.0
Tier I capital (to average assets)
Consolidated	42,220	8.1	20,971	4.0	26,214	5.0
Bank	41,437	7.9	20,965	4.0	26,207	5.0
As of December 31, 2010
Total capital (to risk-weighted assets)
Consolidated	$47,899	15.9%	$24,085	8.0%	$30,107	10.0%
Bank	47,227	15.7	24,074	8.0	30,093	10.0
Tier I capital (to risk-weighted assets)
Consolidated	44,134	14.7	12,043	4.0	18,064	6.0
Bank	43,462	14.4	12,037	4.0	18,056	6.0
Tier I capital (to average assets)
Consolidated	44,134	9.8	18,100	4.0	22,626	5.0
Bank	43,462	9.6	18,097	4.0	22,622	5.0

The Company’s primary source of funds with which to pay dividends, are dividends received from the Bank. The payment of dividends by the Bank to the Company is subject to restrictions by its regulatory agencies. These restrictions generally limit dividends to current year net income and prior two-years net retained earnings. Also, dividends may not reduce capital levels below the minimum regulatory requirements disclosed in the prior table. Under these provisions, at January 1, 2012, the Bank could dividend $5,021,900 to the Company. The Company does not anticipate the financial need to obtain regulatory approval due to its current cash balances and ability to access the credit markets. Federal law prevents the Company from borrowing from the Bank unless loans are secured by specific obligations. Further, such secured loans are limited to an amount not exceeding ten percent of the Bank’s common stock and capital surplus.

Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Financial Information [Abstract]
CONDENSED PARENT COMPANY FINANCIAL INFORMATION

NOTE 13 – CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 follows:

(Dollars in thousands)	2011	2010
CONDENSED BALANCE SHEETS
ASSETS
Cash deposited with subsidiary bank	$535	$376
Investment in subsidiary bank	48,652	46,489
Securities available-for-sale	60	56
Other assets	196	247

Total assets	$49,443	$47,168

LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	$14	$14
Total shareholders’ equity	49,429	47,154

Total liabilities and shareholders’ equity	$49,443	$47,168

(Dollars in thousands)	2011	2010	2009
CONDENSED STATEMENTS OF INCOME
Interest on securities	$1	$1	$1
Dividends from subsidiary	2,300	2,000	2,200
Securities gain	—	—	1
Other-than-temporary impairment losses	—	—	(70)

Total income	2,301	2,001	2,132
Operating expenses	336	483	518

Income before taxes and undistributed equity income of subsidiary	1,965	1,518	1,614
Income tax benefit	(115)	(164)	(176)
Equity earnings in subsidiary, net of dividends	1,607	1,814	1,601

Net income	$3,687	$3,496	$3,391

(Dollars in thousands)	2011	2010	2009
CONDENSED STATEMENTS OF CASH FLOWS
Cash flows from operating activities:
Net income	$3,687	$3,496	$3,391
Adjustments to reconcile net income to cash provided by operations:
Securities gain	—	—	(1)
Other-than-temporary impairment of investments	—	—	70
Equity earnings in subsidiary, net of dividends	(1,607)	(1,814)	(1,601)
Stock compensation expense	—	—	8
Change in other assets, liabilities	48	21	134

Net cash provided by operating activities	2,128	1,703	2,001

Cash flows from investing activities:
Purchase of investment securities	—	(4)	—
Proceeds from sale of investment securities	—	—	13

Net cash provided by (used in) investing activities	—	(4)	13

Cash flows from financing activities:
Cash dividends paid	(1,969)	(1,969)	(1,969)

Net cash used in financing activities	(1,969)	(1,969)	(1,969)

Increase (decrease) in cash	159	(270)	45
Cash at beginning of year	376	646	601

Cash at end of year	$535	$376	$646

Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
OTHER COMPREHENSIVE INCOME

NOTE 14 – OTHER COMPREHENSIVE INCOME

The components of other comprehensive income and related tax effects are as follows for the years ended December 31:

(Dollars in thousands)	2011	2010	2009
Unrealized holding gains (losses) on available-for-sale securities	$1,081	$(148)	$1,482
Less reclassification adjustment for securities gains recognized in income	(237)	(148)	(82)

Net unrealized holding gains (losses)	844	(296)	1,400
Federal income tax provision (benefit)	287	(101)	476

Other comprehensive income (loss)	$557	$(195)	$924

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 15 – FAIR VALUE MEASUREMENTS

The Company provides disclosures about assets and liabilities carried at fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and lowest priority to unobservable inputs. The three broad levels of the fair value hierarchy are described below:

Level I:	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level II:	Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data or other means including certified appraisals. If the asset or liability has a specified (contractual) term, the Level II input must be observable for substantially the full term of the asset or liability.

Level III:	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following table presents the assets reported on the consolidated statements of financial condition at their fair value as of December 31, 2011 and December 31, 2010, by level within the fair value hierarchy. No liabilities are carried at fair value. As required by the accounting standards, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Equity securities and U.S. Treasury Notes are valued at the closing price reported on the active market on which the individual securities are traded. Obligations of U.S. government corporations and agencies, mortgage-backed securities and obligations of states and political subdivisions are valued at observable market data for similar assets.

(Dollars in thousands)	Level I	Level II	Level III	Total
	December 31, 2011
Assets:
Securities available-for-sale
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. government corporations and agencies	—	28,323	—	28,323
Mortgage-backed securities in government sponsored entities	—	76,332	—	76,332
Obligations of states and political subdivisions	—	14,880	—	14,880
Corporate bonds	—	3,330	—	3,330

Total debt securities	100	122,865	—	122,965
Equity securities in financial institutions	61	—	—	61

Total available-for-sale securities	$161	$122,865	$—	$123,026

	December 31, 2010
Assets:
Securities available-for-sale
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. government corporations and agencies	—	19,711	—	19,711
Mortgage-backed securities in government sponsored entities	—	42,351	—	42,351
Obligations of states and political subdivisions	—	11,994	—	11,994
Corporate bonds	—	992	—	992

Total debt securities	100	75,048	—	75,148
Equity securities in financial institutions	56	—	—	56

Total available-for-sale securities	$156	$75,048	$—	$75,204

The following table presents the assets measured on a nonrecurring basis on the consolidated balance sheets at their fair value as of December 31, 2011, and December 31, 2010, by level within the fair value hierarchy. Impaired loans and other real estate that are collateral dependent are written down to fair value through the establishment of specific reserves. The building held at December 31, 2010, was transferred to a new owner during 2011. Techniques used to value the collateral that secure the impaired loans include quoted market prices for identical assets classified as Level I inputs; observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. In cases where valuation techniques included inputs that are unobservable and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs.

The fair value of MSRs is based on a valuation model that calculates the present value of estimated net servicing income. The valuation model incorporates discounted cash flow and repayment assumptions based on management’s best judgment. As a result, these rights are measured at fair value on a nonrecurring basis and are classified within Level III of the fair value hierarchy.

(Dollars in thousands)	Level I	Level II	Level III	Total
	December 31, 2011
Assets Measured on a Nonrecurring Basis:
Impaired loans	$—	$—	$6,741	$6,741
Other real estate owned	—	—	10	10
Mortgage servicing rights	—	—	167	167

	December 31, 2010
Impaired loans	$—	$—	$1,916	$1,916
Other real estate owned	—	—	36	36
Premises	—	200	—	200
Mortgage servicing rights	—	—	155	155

Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Values of Financial Instruments [Abstract]
FAIR VALUES OF FINANCIAL INSTRUMENTS

NOTE 16 – FAIR VALUES OF FINANCIAL INSTRUMENTS

The estimated fair values of recognized financial instruments as of December 31, 2011 and 2010 are as follows:

(Dollars in thousands)	2011		2010
	CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE
Financial assets:
Cash and cash equivalents	$82,258	$82,258	$48,360	$48,360
Securities	128,489	128,489	80,667	80,667
Loans, net	320,100	327,138	311,616	316,474
Accrued interest receivable	1,349	1,349	1,215	1,215
Financial liabilities:
Deposits	$443,553	$445,587	$353,491	$355,589
Short-term borrowings	37,073	37,073	32,018	32,018
Other borrowings	19,161	20,087	22,909	23,042
Accrued interest payable	182	182	213	213

For purposes of the above disclosures of estimated fair value, the following assumptions are used:

Cash and cash equivalents; Accrued interest receivable; Short-term borrowings, Accrued interest payable

The fair value of the above instruments is considered to be carrying value.

Securities

The fair value of securities available-for-sale which are measured on a recurring basis are determined primarily by obtaining quoted prices on nationally recognized securities exchanges or matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on securities’ relationship to other similar securities.

Loans

The fair value for loans is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were utilized as estimates for fair value. Fair value of non-accrual loans is based on carrying value.

Deposits and other borrowings funds

The fair values of certificates of deposit and other borrowed funds are based on the discounted value of contractual cash flows. The discount rates are estimated using rates currently offered for similar instruments with similar remaining maturities. Demand, savings, and money market deposit accounts are valued at the amount payable on demand as of year-end.

The Company also has unrecognized financial instruments at December 31, 2011 and 2010. These financial instruments relate to commitments to extend credit and letters of credit. The aggregated contract amount of such financial instruments was approximately $91.7 million at December 31, 2011 and $76 million at December 31, 2010. Such amounts are also considered to be the estimated fair values.

The fair value estimates of financial instruments are made at a specific point in time based on relevant market information. These estimates do not reflect any premium or discount that could result from offering for sale at one time the entire holdings of a particular financial instrument over the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Since no ready market exists for a significant portion of the financial instruments, fair value estimates are largely based on judgments after considering such factors as future expected credit losses, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore, cannot be determined with precision. Changes in assumptions could significantly affect these estimates.

Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off-Balance Sheet Risk and Contingent Liabilities [Abstract]
CONTINGENT LIABILITIES

NOTE 17 – CONTINGENT LIABILITIES

In the normal course of business, the Company is subject to pending and threatened legal actions. Although, the Company is not able to predict the outcome of such actions, after reviewing pending and threatened actions, management believes that the outcome of any or all such actions will not have a material adverse effect on the results of operations or shareholders’ equity of the Company.

The Company has entered into employment agreements with various officers. Upon the occurrence of certain types of termination of employment, the Company may be required to make specified severance payments if termination occurs within a specified period of time, generally two years from the date of the agreement, or pursuant to certain change in control transactions.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 18 – QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of selected quarterly financial data (unaudited) for the years ended December 31, 2011 and 2010:

(Dollars in thousands)	INTEREST INCOME	NET INTEREST INCOME	NET INCOME	BASIC EARNINGS PER SHARE	DILUTED EARNINGS PER SHARE
2011
First quarter	$4,946	$3,934	$896	$0.33	$0.33
Second quarter	5,003	4,096	973	0.35	0.35
Third quarter	4,958	4,098	998	0.37	0.37
Fourth quarter	5,111	4,212	820	0.30	0.30
2010
First quarter	$5,155	$3,880	$737	$0.27	$0.27
Second quarter	5,029	3,833	921	0.34	0.34
Third quarter	5,159	3,957	882	0.32	0.32
Fourth quarter	5,047	3,900	956	0.35	0.35